SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)

                     JACKSON NATIONAL(R) SEPARATE ACCOUNT I

The first sentence of the section labeled "EXAMPLES" on page 4 should be replaced in its entirety with the following sentence:

         EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
                  (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;
                  (b) if you surrender your contract at the end of each time period.

This Supplement is dated August 28, 2000.


(To be used with Form No. VC3656 Rev. 05/00 and after October 1, 2000, Form No. VC3656 Rev. 09/00.)



V3965 08/00

                                   SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                            JACKSON NATIONAL LIFE(R)
                      DEFINED STRATEGIES VARIABLE ANNUITYSM

                     JACKSON NATIONAL(R) SEPARATE ACCOUNT I

The first sentence of the section labeled "EXAMPLES" on page 4 should be replaced in its entirety with the following sentence:

         EXAMPLES. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
                  (a) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year;

                 (b)      if you  surrender  your  contract  at the end of each
                           time period.

This Supplement is dated August 28, 2000.


(To be used with Form No. VC3652 Rev. 05/00 and after October 1, 2000, Form No. VC3652 Rev. 09/00.)




V3964 08/00